Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	328,881.20
Total Transaction Valuation	2,381,471,372.96
Total Offset Amount	319,483.94
Net Fee	$ 9,397.26
Offering Table N/A
Offset Table N/A